UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2006


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Gryphon International Investment Corp
Address:          20 Bay Street, Suite 1905
                  Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:      Lawrence V. McManus
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299

Signature, Place and Date of Signing     /s/ Lawrence V. McManus       Toronto, Ontario, Canada     May 11, 2006
                                         -------------------------     ------------------------     ------------

                                         [Signature]                   [City, State]                [Date]




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0




Form 13F Information Table Entry Total:  52 Data Records



Form 13F Information Table Value Total:   $221,650

FORM 13F INFORMATION TABLE


                                                                                                               VOTING AUTHORITY

NAME OF ISSUER                    TITLE OF  CUSIP         VALUE                                          SOLE          SHARED   NONE
                                  CLASS                   x       SHARES/   SH/ PUT/  INVSTMT    OTHER
                                                          ($1000) PRN AMT   PRN CALL  DISCRETN   MGRS

Aflac Inc                         Common    001055102     9,301   206,100   SH        SOLE        NONE    206,100       0       0

Aflac Inc                         Common    001055102     1,742    38,590   SH        DEFINED                   0  38,590       0

Allstate Corp                     Common    020002101       203     3,900   SH        SOLE        NONE      3,900       0       0

Allstate Corp                     Common    020002101       193     3,710   SH        DEFINED                   0   3,710       0

American Express                  Common    025816109     8,991   171,100   SH        SOLE        NONE    171,100       0       0

American Express                  Common    025816109     1,811    34,460   SH        DEFINED                   0  34,460       0

American Standard
Companies                         Common    029712106        11       252   SH        DEFINED                   0     252       0

Ameriprise Financial Inc          Common    03076C106         1       28    SH        DEFINED                   0      28       0

Apache Corp Com                   Common    037411105       179     2,730   SH        DEFINED                   0   2,730       0

Biomet Inc                        Common    090613100     7,803   219,675   SH        SOLE        NONE    219,675       0       0

Biomet Inc                        Common    090613100     1,428    40,190   SH        DEFINED                   0  40,190       0

BJ Services                       Common    055482103     8,215   237,420   SH        SOLE        NONE    237,420       0       0

BJ Services                       Common    055482103     1,873    54,120   SH        DEFINED                   0  54,120       0

Bunge Limited                     Common    G16962105    11,219   201,374   SH        SOLE        NONE    201,374       0       0

Bunge Limited                     Common    G16962105     2,321   41,660    SH        DEFINED                   0  41,660       0

Clarcor Inc                       Common    179895107    11,473   322,278   SH        SOLE        NONE    322,278       0       0

Clarcor Inc                       Common    179895107     2,335    65,595   SH        DEFINED                   0  65,595       0

Danaher Corp                      Common    235851102    10,484   164,980   SH        SOLE        NONE    164,980       0       0


                                                               - 3 -


Danaher Corp                      Common    235851102     1,948    30,650   SH        DEFINED                   0  30,650       0

Dean Foods Co                     Common    242370104    10,749   276,834   SH        SOLE         NONE   276,834       0       0

Dean Foods Co                     Common    242370104     1,886    48,559   SH        DEFINED                   0  48,559       0

Dover Corp                        Common    260003108    10,046   206,880   SH        SOLE         NONE   206,880       0       0

Dover Corp                        Common    260003108     1,825    37,580   SH        DEFINED                   0  37,580       0

Ecolab Inc                        Common    278865100        16       420   SH        DEFINED                   0     420       0

Fedex Corporation                 Common    31428X106    11,755   104,080   SH        SOLE         NONE   104,080       0       0

Fedex Corporation                 Common    31428X106     2,326    20,597   SH        DEFINED                   0  20,597       0

Fiserv Inc                        Common    337738108     8,567   201,350   SH        SOLE         NONE   201,350       0       0

Fiserv Inc                        Common    337738108     1,549    36,415   SH        DEFINED                   0  36,415       0

Fisher Scientific Intl Inc        Common    338032204     9,761   143,445   SH        SOLE         NONE   143,445       0       0

Fisher Scientific Intl Inc        Common    338032204     1,903    27,970   SH        DEFINED                   0  27,970       0

General Mills Inc                 Common    370334104         7       130   SH        DEFINED                   0     130       0

Health Management
Associates Inc A                  Common    421933102     6,937   321,625   SH        SOLE         NONE   321,625       0       0

Health Management
Associates Inc  A                 Common    421933102     1,369    63,445   SH        DEFINED                   0  63,445       0

Hillenbrand Industries            Common    431573104        14       252   SH        DEFINED                   0     252       0

Home Depot                        Common    437076102     7,997   189,062   SH        SOLE         NONE   189,062       0       0

Home Depot                        Common    437076102     1,702    40,246   SH        DEFINED                   0  40,246       0

Honeywell Inc.                    Common    438516106    10,520   245,965   SH        SOLE         NONE   245,965       0       0

Honeywell Inc.                    Common    438516106     1,937    45,295   SH        DEFINED                   0  45,295       0

International Business
Machs                             Common    459200101         7        84   SH        DEFINED                   0      84       0

Intel Corp                        Common    458140100         6       319   SH        DEFINED                   0     319       0


                                                               - 4 -


J.M. Smucker Co                   Common    832696405     7,060   177,841   SH        SOLE         NONE   177,841       0       0

J.M. Smucker Co                   Common    832696405     1,415    35,640   SH        DEFINED                   0  35,640       0

Praxair Inc.                      Common    74005P104    10,967   198,858   SH        SOLE         NONE   198,858       0       0

Praxair Inc.                      Common    74005P104     2,140   38,807   SH         DEFINED                   0  38,807       0

Sysco Corp                        Common    871829107     9,047   282,280   SH        SOLE         NONE   282,280       0       0

Sysco Corp                        Common    871829107     1,664    51,930   SH        DEFINED                   0  51,930       0

TJX Companies                     Common    872540109     8,167   329,035   SH        SOLE         NONE   329,035       0       0

TJX Companies                     Common    872540109     1,592    64,160   SH        DEFINED                   0  64,160       0

Treehouse Foods Inc               Common    89469A104         3       100   SH        DEFINED                   0     100       0

Wal-Mart Stores                   Common    931142103         6       126   SH        DEFINED                   0     126       0

Yum! Brands Inc.                  Common    988498101     5,997   122,742   SH        SOLE         NONE   122,742       0       0

Yum! Brands Inc.                  Common    988498101     1,180    24,153   SH        DEFINED                   0  24,153       0

S REPORT SUMMARY                  52 DATA                                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                  RECORDS


                                                               - 5-